Investment contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Summary of investment contract liabilities
Details of investment contract liabilities as of December 31, 2024 and 2025 are as follows:

	2024		2025
Financial liabilities at amortized cost (*)	~~W~~	1,165,022	1,536,393

(*)	This is retirement pension policyholder reserve.